Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 103,527	$ 77,980
Cost of revenues, exclusive of depreciation and amortization)	71,718	55,992
Depreciation and amortization	2,068	2,047
TOTAL COST OF REVENUES	73,786	58,039
GROSS PROFIT	29,741	19,941
Research and development expenses (exclusive of depreciation and amortization reflected below)	17,590	16,035
General and administrative expenses (exclusive of depreciation and amortization reflected below)	22,194	16,187
Sales and marketing expenses (exclusive of depreciation and amortization reflected below)	16,134	15,302
Depreciation and amortization	4,608	3,664
Other expenses (income) (change in fair value of contingent consideration)	(23)	747
TOTAL OPERATING EXPENSES	60,503	51,935
OPERATING LOSS	(30,762)	(31,994)
OTHER INCOME (EXPENSES)	(44)	32
INTEREST EXPENSES	(11,519)	(13,493)
OTHER FINANCIAL EXPENSES	(10,795)	(33,629)
FINANCIAL EXPENSES, net (including amount reclassified from OCI reserve)	(22,314)	(47,122)
LOSS BEFORE INCOME TAX	(53,120)	(79,084)
INCOME TAX	62	183
LOSS FOR THE PERIOD	(53,182)	(79,267)
NET ACTUARIAL GAIN	(16)	(367)
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	(268)	1,151
RECLASSIFICATION OF FAIR VALUE GAIN ON CHANGES OF OWN CREDIT RISK	4,317
FAIR VALUE GAIN (LOSS) ON CHANGES OF OWN CREDIT RISK	(6,431)	443
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(2,398)	1,227
TOTAL NET COMPREHENSIVE LOSS	$ (55,580)	$ (78,040)
LOSS PER SHARE, BASIC (in Dollars per share)	$ (4.11)	$ (18.19)
LOSS PER SHARE, DILUTED (in Dollars per share)	$ (4.11)	$ (18.19)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	12,927,717	4,356,665
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	12,927,717	4,356,665